Inventories - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Raw Materials in Inventories
Disclosure of Classes of Inventories [Line Items]
Advance paid to suppliers		€ 23,008
Raw Material and Semi-finished Products in Inventories
Disclosure of Classes of Inventories [Line Items]
Advance paid to suppliers	€ 25,000